Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 USD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [Line Items]
Cash in bank | $	$ 5,932,433			$ 11,972,345
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [Line Items]
Cash in bank		€ 2,163,426	$ 7,788,802		€ 7,449,288	$ 712,680
Trade and other receivables | €		2,541,056			5,024
Trade and other payables		€ (315,485)	$ (1,226,364)		€ (858,305)	$ (135,820)